T. Rowe Price Institutional International Funds, Inc.

T. Rowe Price Institutional Emerging Markets Equity Fund

T. Rowe Price Institutional Foreign Equity Fund

T. Rowe Price International Funds, Inc.

T. Rowe Price Emerging Europe & Mediterranean Fund

T. Rowe Price Emerging Markets Stock Fund

T. Rowe Price European Stock Fund

T. Rowe Price Global Stock Fund

T. Rowe Price International Discovery Fund

T. Rowe Price International Growth & Income Fund

T. Rowe Price International Growth & Income Fund—Advisor Class

T. Rowe Price International Growth & Income Fund—R Class

T. Rowe Price International Stock Fund

T. Rowe Price International Stock Fund—Advisor Class

T. Rowe Price International Stock Fund—R Class

T. Rowe Price Japan Fund

T. Rowe Price Latin America Fund

T. Rowe Price New Asia Fund

Supplement to prospectuses dated March 1, 2003

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

T. Rowe Price Spectrum Fund, Inc.

Spectrum International Fund

Supplement to prospectuses dated May 1, 2003

The subsequent notice updates the following prospectuses dated March 1, 2003: International Funds — Equity Portfolios, International Growth & Income Fund — Advisor Class, International Growth & Income Fund — R Class, International Stock Fund, International Stock Fund — Advisor Class, International Stock Fund — R Class, Institutional Emerging Markets Equity Fund, and Institutional Foreign Equity Fund. It also updates the International Stock Portfolio and Spectrum Funds` prospectuses dated May 1, 2003 and the T. Rowe Price Funds prospectus dated October 1, 2003.

Effective March 1, 2004, David J.L. Warren will replace John R. Ford on the Investment Advisory Groups for the following funds: Emerging Europe & Mediterranean, Emerging Markets Stock, European Stock, Institutional Emerging Markets Equity, International Discovery, International Growth & Income, Latin America, and New Asia. Mr. Warren will also replace John R. Ford as the chairman of the Spectrum International Fund`s Investment Advisory Committee. Mr. Ford will no longer be a member of the Investment Advisory Groups for the Institutional Foreign Equity, International Stock, and Japan Funds, as well as the International Stock Portfolio. Effective February 1, 2004, Gonzalo Px87 ngaro will replace Benedict R.F. Thomas on the Investment Advisory Groups for the Emerging Markets Stock and Latin America Funds. Dean Tenerelli will replace Mr. Ford on the Investment Advisory Group for the Global Stock Fund.

Gonzalo Px87 ngaro joined T. Rowe Price International in 1998 and has 11 years of investment experience. David J.L. Warren joined T. Rowe Price International in 1983 and has 23 years of experience in equity research, fixed-income research, and portfolio management.

The date of the above supplement is January 20, 2004.

C01-042 1/20/04